Statements of Changes in Stockholders' Deficit - Broad Capital Acquisition Corp [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Stockholders Equity [Member]
Balance, value at Apr. 15, 2021
Balance, shares at Apr. 15, 2021
Issuance of common stock to Sponsor	$ 3	24,997		25,000
Issuance of common stock to Sponsor, shares	2,875,000
Net loss			(20,095)	(20,095)
Balance, value at Dec. 31, 2021	$ 3	24,997	(20,095)	4,905
Balance, shares at Dec. 31, 2021	2,875,000
Net loss			(419,465)	(419,465)
Sale of Units in Initial Public Offering	$ 10	101,590,680		101,590,690
Sale of Units in Initial Public Offering, shares	10,159,069
Class A Ordinary Shares subject to possible redemption	$ (10)	(102,606,587)		(101,606,597)
Common Stock subject to possible redemption, shares	10,159,069
Sale of Private Placement Units		4,511,300		4,511,300
Sale of Private Placement Units, shares	451,130
Offering and Underwriting costs		(2,449,040)		(2,449,040)
Deferred underwriting commission		(3,555,674)		(3,555,674)
Forfeiture of Insider Shares
Forfeiture of Insider Shares, shares	(335,233)
Class A Ordinary Shares subject to possible redemption, shares	(10,159,069)
Re-classification		2,484,324	(2,484,324)
Balance, value at Mar. 31, 2022	$ 3		(2,923,884)	(2,923,881)
Balance, shares at Mar. 31, 2022	2,990,897
Balance, value at Dec. 31, 2021	$ 3	24,997	(20,095)	4,905
Balance, shares at Dec. 31, 2021	2,875,000
Balance, value at Jun. 30, 2022	$ 3		(2,932,734)	(2,932,731)
Balance, shares at Jun. 30, 2022	2,990,897
Balance, value at Dec. 31, 2021	$ 3	24,997	(20,095)	4,905
Balance, shares at Dec. 31, 2021	2,875,000
Net loss			(433,615)	(433,615)
Sale of Units in Initial Public Offering	$ 10	101,590,680		101,590,690
Sale of Units in Initial Public Offering, shares	10,159,069
Class A Ordinary Shares subject to possible redemption	$ (10)	(102,606,587)		(102,606,597)
Common Stock subject to possible redemption, shares	(10,159,069)
Sale of Private Placement Units		4,511,300		4,511,300
Sale of Private Placement Units, shares	451,130
Offering and Underwriting costs		(2,449,040)		(2,449,040)
Deferred underwriting commission		(3,555,674)		(3,555,674)
Forfeiture of Insider Shares
Forfeiture of Insider Shares, shares	(335,233)
Accretion of Redeemable Shares		2,484,324	(2,484,324)
Remeasurement of common stock subject to redemption			(1,355,432)	(1,355,432)
Class A Ordinary Shares subject to possible redemption, shares	10,159,069
Balance, value at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Balance, shares at Dec. 31, 2022	2,990,897
Balance, value at Mar. 31, 2022	$ 3		(2,923,884)	(2,923,881)
Balance, shares at Mar. 31, 2022	2,990,897
Net loss			(8,850)	(8,850)
Balance, value at Jun. 30, 2022	$ 3		(2,932,734)	(2,932,731)
Balance, shares at Jun. 30, 2022	2,990,897
Balance, value at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Balance, shares at Dec. 31, 2022	2,990,897
Additional amount deposited into trust ($0.0625 per common stock subject to redemption for April and May; $0.0331 per common stock subject to possible redemption for June)			(1,112,177)	(1,112,177)
Net loss			(652,296)	(652,296)
Remeasurement of common stock subject to redemption			(28,210)	(28,210)
Balance, value at Mar. 31, 2023	$ 3		(6,086,149)	(6,086,146)
Balance, shares at Mar. 31, 2023	2,990,897
Balance, value at Dec. 31, 2022	$ 3		(4,293,466)	(4,293,463)
Balance, shares at Dec. 31, 2022	2,990,897
Balance, value at Jun. 30, 2023	$ 3		(7,083,682)	(7,083,679)
Balance, shares at Jun. 30, 2023	2,990,897
Balance, value at Mar. 31, 2023	$ 3		(6,086,149)	(6,086,146)
Balance, shares at Mar. 31, 2023	2,990,897
Additional amount deposited into trust ($0.0625 per common stock subject to redemption for April and May; $0.0331 per common stock subject to possible redemption for June)			(891,451)	(891,451)
Net loss			340,082	340,082
Remeasurement of common stock subject to redemption			(446,164)	(446,164)
Balance, value at Jun. 30, 2023	$ 3		$ (7,083,682)	$ (7,083,679)
Balance, shares at Jun. 30, 2023	2,990,897